TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE
Schedule of composition of trade and other receivables

	Current		Non-current
Trade debtors and other accounts receivable, Net	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	282,453,556	251,169,538	113,966	94,190
Other debtors	44,195,220	41,973,516	212,749	277,077
Other accounts receivable	6,182,312	5,749,110	9,008	134
Total	332,831,088	298,892,164	335,723	371,401

	Current		Non-current
Trade debtors and other accounts receivable, Gross	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade debtors	286,866,555	255,616,735	113,966	94,190
Other debtors	44,566,923	42,135,933	212,749	277,077
Other accounts receivable	6,392,415	5,834,787	9,008	134
Total	337,825,893	303,587,455	335,723	371,401

Schedule of stratification of the portfolio

	12.31.2024	12.31.2023
	ThCh$	ThCh$
Less than one month	276,941,661	239,907,074
Between one and three months	2,533,836	7,467,587
Between three and six months	1,216,352	1,276,211
Between six and eight months	5,920,865	5,142,341
Older than eight months	367,807	1,917,712
Total	286,980,521	255,710,925

Schedule of provision for expected credit losses

The provision for expected credit losses associated with each tranche of the portfolio for current and non-current trade receivables is as follows:

	12.31.2024
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	276,941,661	(1,151,129)	0.42%
Between one and three months	2,533,836	(206,041)	8.13%
Between three and six months	1,216,352	(911,547)	74.94%
Between six and eight months	5,920,865	(1,788,253)	30.20%
Older than eight months	367,807	(356,029)	96.80%
Total	286,980,521	(4,412,999)

	12.31.2023
		Impairment
	Credit amount	provision	Percentage
	ThCh$	ThCh$	%
Less than one month	239,907,074	(700,137)	0.16%
Between one and three months	7,467,587	(294,510)	10.88%
Between three and six months	1,276,211	(138,648)	21.60%
Between six and eight months	5,142,341	(2,397,365)	68.09%
Older than eight months	1,917,712	(916,537)	40.99%
Total	255,710,925	(4,447,197)

Schedule of movement in the allowance for expected credit losses

	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Opening balance	4,447,197	4,492,643	4,711,371
Increase (decrease)	1,426,301	1,319,216	(150,671)
Provision reversal	(1,417,795)	(1,110,743)	(654,381)
Increase (decrease) for changes of foreign currency	(42,704)	(253,919)	586,324
Sub – total movements	(34,198)	(45,446)	(218,728)
Ending balance	4,412,999	4,447,197	4,492,643